RISK MANAGEMENT (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Public sector	R$ 6,853,540	R$ 5,756,517
Public sector percentage	1.00%	0.90%
Private sector	R$ 713,386,046	R$ 623,930,182
Private sector, percentage	99.00%	99.10%
Total of net loans and advances to customers	R$ 720,239,586	R$ 629,686,699
Percentage total	100.00%	100.00%
Companies	R$ 316,936,343	R$ 269,421,350
Companies, percentage	44.00%	42.80%
Real estate and construction activities	R$ 23,610,490	R$ 21,251,317
Real estate and construction activities, percentage	3.30%	3.40%
Retail	R$ 37,709,778	R$ 37,908,281
Retail, percentage	5.20%	6.00%
Services	R$ 79,995,896	R$ 59,998,219
Services, percentage	11.10%	9.50%
Transportation and concession	R$ 28,680,534	R$ 28,194,418
Transportation and concession, percentage	4.00%	4.50%
Automotive	R$ 7,553,422	R$ 6,735,346
Automotive, percentage	1.00%	1.10%
Food products	R$ 13,677,857	R$ 11,341,529
Food products, percentage	1.90%	1.80%
Wholesale	R$ 20,378,978	R$ 16,342,183
Wholesale, percentage	2.80%	2.60%
Production and distribution of electricity	R$ 8,633,777	R$ 8,063,510
Production and distribution of electricity, percentage	1.20%	1.30%
Oil, derivatives and aggregate activities	R$ 6,918,329	R$ 5,035,237
Oil derivatives and aggregate activities percentage	1.00%	0.80%
Other industries	R$ 89,777,282	R$ 74,551,310
Other industries, percentage	12.50%	11.80%
Individuals	R$ 403,303,243	R$ 360,265,349
Individuals, percentage	56.00%	57.20%